Revenue	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Revenue
NOTE 5 - REVENUE
The Company’s operations and main revenue streams are those described in Note 32(C). All of the Company’s revenue is derived from contracts with customers.
In the following tables, revenue is disaggregated by major service line and timing of revenue recognition.

	Year ended December 31,

	2021	2020	2019

AssetCare initialization 1	$1,250,181	$7,689,232	$5,964,663

AssetCare over time 2	23,461,748	12,809,054	2,939,582

Engineering services 3	885,043	6,430,153	9,436,004

	$25,596,972	$26,928,439	$18,340,249

1	Revenues from initial implementation and activation of AssetCare projects, including the sale of hardware.
2	Revenues include sales of subscriptions to AssetCare, other subscriptions, post contract support and maintenance, perpetual software licenses, and installation and engineering services.
3	Revenues includes consulting, implementation and integration services entered into on a time and materials basis or fixed fee basis without the use of AssetCare.

	Year ended December 31,

Timing of revenue recognition	2021	2020	2019

Over time	$24,422,749	$18,551,736	$12,375,586

At a point in time upon completion	1,174,223	8,376,703	5,964,663

	$25,596,972	$26,928,439	$18,340,249
Significant changes in unbilled revenue and deferred revenue balances are as follows:

	Unbilled revenue	Deferred revenue

Balance at January 1, 2019	$—	$133,678

Acquired in business combination (Note 17(c))	2,347,207	133,556

Acquired in business combination (Note 17(b))	—	457,259

Additions	9,595,535	5,309,436

Less: transferred to trade and other receivables	(11,278,312)	—

Less: recognized in revenue	—	(4,878,419)

Less: Loss allowance	(5,499)	—

Effect of movement in exchange rates	—	(17,229)

Balance at December 31, 2019	$658,931	$1,138,281

Acquired in business combination	117,686	–

Additions	11,478,436	6,316,586

Less: transferred to trade and other receivables	(11,557,665)	–

Less: write-offs	(146,489)	–

Less: recognized in revenue	–	(5,612,896)

Less: applied to outstanding trade receivables	–	(30,586)

Effect of movement in exchange rates	3,841	(40,265)

Balance at December 31, 2020	$554,740	$1,771,120

Additions	7,470,881	10,616,893

Less: transferred to trade and other receivables	(7,269,579)	–

Less: recognized in revenue	–	(9,585,211)

Effect of movement in exchange rates	–	8,606

Balance at December 31, 2021 1	$756,042	$2,811,408
1
Unbilled revenue is included in trade and other receivables (Note 6) and relates to the Company’s right to consideration for work completed but not billed at the reporting date. Unbilled revenue is transferred to trade and other receivables when services are billed to customers.